Note 13 - Commitments and Contingencies (Tables)	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2026	2025	2025

Credit asset commitments	$540,653	$589,005	$556,629
Letters of credit	45,246	46,849	64,741

	$585,899	$635,854	$621,370